Summary of Significant Accounting Policies, Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Restricted cash and cash equivalents	$ 0	$ 0